Dividend payable	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DIVIDEND PAYABLE [Text Block]
NOTE 12: DIVIDEND PAYABLE
On November 8, 2010, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the third quarter of 2010 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on January 12, 2011 to stockholders of record as of December 8, 2010.
  On February 7, 2011, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2010 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on April 5, 2011, to stockholders of record as of March 16, 2011.
  On May 2, 2011, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the first quarter of 2011 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on July 6, 2011, out of which $2,037 was paid to the stockholders of record as of June 15, 2011 and $384 was paid to the holders of 1,000 shares of Series C preferred stock (which is Navios Holdings — see related party transactions note 17).
  On August 13, 2011, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the second quarter of 2011 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on October 5, 2011, out of which $2,037 was paid to the stockholders of record as of September 22, 2011 and $384 was paid to the holders of 1,000 shares of Series C preferred stock (which is Navios Holdings — see related party transactions note 17).
  On November 7, 2011, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the third quarter of 2011 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on January 5, 2012 out of which $2,037 was paid to the stock holders of record as of December 15, 2011 and $384 was paid to the holders of 1,000 shares of Series C preferred stock (which is Navios Holdings — see related party transactions note 17).
  As of December 31, 2011, Navios Acquisition declared and paid a dividend of $108 to the holders of the 540 shares of Series B preferred stock.